Intangible Asset, Net (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Intangible Asset, Net (Textual)
Amortization expense	$ 123,750	$ 123,750	$ 495,000	$ 495,000